UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22211

IVA Fiduciary Trust

(Exact name of registrant as specified in charter)

717 Fifth Avenue
10th Floor
New York, NY 10022

(Address of principal executive offices)(Zip code)

Michael W. Malafronte
c/o IVA Fiduciary Trust
717 Fifth Avenue
10th Floor
New York, NY 10022
(Name and Address of Agent for Service)

Copies to:

Michael S. Caccese, Esq.	Brian F. Link, Esq.
K&L Gates LLP	State Street Bank and Trust Company
State Street Financial Center	Mail Code: CPH 0326
One Lincoln Street	4 Copley Place, 5th Floor
Boston, Massachusetts 02111-2950	Boston, MA 02116

Registrant’s telephone number, including area code: (212) 584-3570

Date of fiscal year end: September 30

Date of reporting period: June 30, 2014

Item 1.	Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2014

Shares	Description	Fair Value

COMMON STOCKS — 51.1%
Belgium — 0.3%
281,848	Sofina SA	$32,750,406

China — 0.5%
15,826,640	Clear Media Ltd. (a)	15,151,950
28,935,000	Digital China Holdings Ltd.	26,096,156
12,446,000	Uni-President China Holdings Ltd.	9,554,823

		50,802,929

Finland — 0.2%
433,760	Kesko Oyj, ‘B’ Shares	17,147,270

France — 6.3%
1,036,415	Alten SA	49,252,064
319,735	Altran Technologies SA	3,415,381
125,443	Bolloré SA	81,418,570
439,465	Cap Gemini SA	31,351,673
618,104	Carrefour SA	22,801,207
589,088	Danone SA	43,752,065
1,297,164	Eutelsat Communications SA	45,071,254
38,935	Financière de l’Odet SA (a)	54,913,118
135,050	Financière Marc de Lacharriere SA (a)	10,781,069
3,233,959	GDF Suez SA	89,030,187
92,497	Robertet SA (a)	21,658,205
60,007	Séché Environnement SA	2,202,092
481,729	Sodexo SA	51,814,067
311,334	Teleperformance SA	19,079,492
679,009	Thales SA	41,072,467
844,176	Total SA, ADR	60,949,507
693,522	Vivendi SA	16,970,065

		645,532,483

Germany — 0.5%
368,695	Siemens AG	48,693,185

Japan — 8.8%
27,477,000	Astellas Pharma Inc.	361,007,719
1,724,600	Azbil Corp.	44,142,814
1,458,100	Benesse Holdings Inc.	63,257,978
2,108,200	Cosel Co., Ltd. (a)(b)	27,761,106
944,700	Icom Inc. (a)(b)	23,266,635
604,570	Kose Corp.	23,095,463
213,800	Medikit Co., Ltd. (a)	6,299,719
1,074,100	Meitec Corp.	33,504,329
3,128,504	Miura Co., Ltd. (b)	106,851,822
351,600	Nifco Inc.	11,730,991
183,800	Nitto Kohki Co., Ltd.	3,768,349
1,184,300	NTT DoCoMo, Inc.	20,247,842
436,900	Okinawa Cellular Telephone Co.	11,769,410
531,300	Secom Co., Ltd.	32,463,817
367,488	Shofu Inc.	3,359,103
262,500	Techno Medica Co., Ltd.	6,135,926
4,220,800	Toho Co., Ltd.	98,994,332
6,109,900	Yahoo Japan Corp.	28,225,983

		905,883,338

Malaysia — 1.9%
149,261,800	Genting Malaysia Berhad	195,234,992

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2014

Shares	Description	Fair Value

Norway — 0.2%
2,415,661	Orkla ASA	$21,522,514

South Africa — 0.7%
6,006,359	Net 1 U.E.P.S. Technologies Inc. (b)(c)	68,352,365

South Korea — 3.5%
230,840	E-Mart Co., Ltd.	52,930,302
2,235,160	Kangwon Land, Inc.	65,610,053
37,054	Lotte Chilsung Beverage Co., Ltd.	64,381,234
27,171	Lotte Confectionery Co., Ltd.	51,882,163
99,282	Samsung Electronics Co., Ltd.	129,720,107

		364,523,859

Switzerland — 4.0%
68,115	APG SGA SA	22,274,865
4,290,124	Nestlé SA	332,353,990
116,420	Schindler Holding AG	17,696,680
2,172,472	UBS AG	39,858,051

		412,183,586

Taiwan — 0.0%
597,000	Taiwan Secom Co., Ltd.	1,553,584

United Kingdom — 0.6%
6,246,962	Millennium & Copthorne Hotels Plc	62,221,908

United States — 23.6%
1,237,876	Amdocs Ltd.	57,350,795
1,250,846	American Capital Agency Corp.	29,282,305
727,911	Aon Plc	65,577,502
1,004,670	Baker Hughes Inc.	74,797,682
1,359	Berkshire Hathaway Inc., Class ‘A’ (c)	258,074,780
332,343	Berkshire Hathaway Inc., Class ‘B’ (c)	42,061,330
594,503	Brink’s Inc.	16,776,875
700,729	Cimarex Energy Co.	100,526,582
899,866	CVS Caremark Corp.	67,822,900
2,456,596	Devon Energy Corp.	195,053,722
3,402,925	DeVry Education Group Inc. (b)	144,079,845
1,049,169	Energen Corp.	93,250,141
3,680,836	Expeditors International of Washington Inc.	162,545,718
386,780	Goldman Sachs Group, Inc.	64,762,443
18,331	Google Inc., Class ‘A’ (c)	10,717,586
18,331	Google Inc., Class ‘C’ (c)	10,545,458
68,065	Graham Holdings Co., Class ‘B’	48,878,157
1,341,896	Hewlett-Packard Co.	45,195,057
2,317,489	Ingram Micro Inc., Class ‘A’ (c)	67,693,854
511,705	Laredo Petroleum Holdings Inc. (c)(d)	15,852,621
1,363,042	Liberty Interactive Corp., Series ‘A’ (c)	40,018,913
691,237	Marsh & McLennan Cos., Inc.	35,819,901
1,062,517	MasterCard Inc., Class ‘A’	78,063,124
2,934,704	Microsoft Corp.	122,377,157
32,046	National CineMedia, Inc.	561,125
2,966,445	News Corp., Class ‘A’ (c)	53,218,023
985,245	News Corp., Class ‘B’ (c)	17,192,525
1,082,005	Occidental Petroleum Corp.	111,046,173
4,373,808	Oracle Corp.	177,270,438
752,762	Rosetta Resources Inc. (c)	41,288,996
1,685,954	Spansion, Inc., Class ‘A’ (c)	35,523,051
1,238,209	Symantec Corp.	28,354,986
2,032,512	Teradata Corp. (c)	81,706,982

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2014

Shares		Description	Fair Value

United States — 23.6% (continued)
1,100,370		Twenty-First Century Fox Inc., Class ‘B’	$37,665,665

			2,430,952,412

		TOTAL COMMON STOCKS
		(Cost — $3,628,441,373)	5,257,354,831

PREFERRED STOCKS — 1.1%

United States — 1.1%
303,483		American Capital Agency Corp., Series ‘A’, 8% due 4/5/2017 (e)	7,878,419
		Annaly Capital Management Inc.:
746,425		Series ‘C’, 7.625% due 5/16/2017 (e)	18,399,376
1,123,750		Series ‘D’, 7.5% due 9/13/2017 (e)	27,250,937
461,325		Apollo Residential Mortgage Inc., Series ‘A’, 8% due 9/20/2017 (e)	11,122,546
382,712		Capstead Mortgage Corp., Series ‘E’, 7.5% due 5/13/2018 (e)	9,146,817
		CYS Investments Inc.:
158,314		Series ‘A’, 7.75% due 8/3/2017 (e)	3,802,702
495,508		Series ‘B’, 7.5% due 4/30/2018 (e)	11,560,202
753,000		Hatteras Financial Corp., Series ‘A’, 7.625% due 8/27/2017 (e)	17,815,980
383,497		MFA Financial Inc., Series ‘B’, 7.5% due 4/15/2018 (e)	9,253,782

		TOTAL PREFERRED STOCKS
		(Cost — $112,510,720)	116,230,761

Principal
Amount

CORPORATE NOTES & BONDS — 6.0%
France — 3.7%
		Wendel:
35,100,000	EUR	4.875% due 5/26/2016 (f)	51,258,592
116,950,000	EUR	4.375% due 8/9/2017	172,950,842
95,400,000	EUR	6.75% due 4/20/2018	153,491,716

			377,701,150

Norway — 0.2%
20,086,929	USD	Golden Close Maritime Corp. Ltd., 11% due 12/9/2015 (a)	21,028,504

Switzerland — 0.2%
8,800,000	EUR	UBS AG, 7.152% due 12/21/2017 (g)	13,767,547
8,892,000	USD	UBS Preferred Funding Trust V, 6.243% due 5/15/2016 (g)	9,503,325

			23,270,872

United States — 1.9%
6,070,000	USD	Brandywine Operating Partnership, LP, 5.7% due 5/1/2017	6,695,447
18,309,000	USD	Cloud Peak Energy Resources LLC, 8.5% due 12/15/2019	19,682,175
25,519,000	USD	Intelsat Luxembourg SA, 7.75% due 6/1/2021	27,113,938
3,418,000	USD	Leucadia National Corp., 8.125% due 9/15/2015	3,695,713
6,961,000	USD	MetroPCS Wireless Inc., 7.875% due 9/1/2018	7,318,099
363,841		MFA Financial Inc., 8% due 4/15/2042 (h)	9,525,357
37,016,000	USD	Mohawk Industries Inc., 6.125% due 1/15/2016 (i)	39,977,280
31,121,000	USD	QVC Inc., 7.5% due 10/1/2019 (f)	32,712,092
38,288,000	USD	Sealed Air Corp., 8.125% due 9/15/2019 (f)	42,356,100
6,660,000	USD	Vulcan Materials Co., 7% due 6/15/2018	7,700,625

			196,776,826

		TOTAL CORPORATE NOTES & BONDS
		(Cost — $534,605,794)	618,777,352

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2014

Principal
Amount		Description	Fair Value

SOVEREIGN GOVERNMENT BONDS — 4.0%
Singapore — 3.9%
		Government of Singapore:
70,838,000	SGD	3.625% due 7/1/2014	$56,811,292
147,235,000	SGD	2.875% due 7/1/2015	121,118,588
188,328,000	SGD	3.75% due 9/1/2016	162,105,867
69,012,000	SGD	2.375% due 4/1/2017	58,389,222

			398,424,969

Taiwan — 0.1%
349,300,000	TWD	Government of Taiwan, 2% due 7/20/2015	11,887,735

		TOTAL SOVEREIGN GOVERNMENT BONDS
		(Cost — $401,778,316)	410,312,704

Ounces

COMMODITIES — 3.1%
237,374		Gold Bullion (c)	315,524,471

		TOTAL COMMODITIES
		(Cost — $349,181,715)	315,524,471

Principal
Amount

SHORT-TERM INVESTMENTS — 35.0%
Commercial Paper — 34.7%
20,000,000	USD	Abbott Laboratories, 0.08% due 8/21/2014 (f)	19,997,733
		American Honda Finance Corp.:
100,000,000	USD	0.08% due 7/14/2014	99,997,111
50,000,000	USD	0.07% due 7/15/2014	49,998,639
47,600,000	USD	0.08% due 7/15/2014	47,598,519
50,000,000	USD	0.07% due 7/23/2014	49,997,861
		Apple Inc.:
22,100,000	USD	0.05% due 7/15/2014 (f)	22,099,570
50,000,000	USD	0.07% due 7/29/2014 (f)	49,997,278
15,000,000	USD	AT&T Inc., 0.22% due 7/7/2014 (f)	14,999,450
		BASF SE:
14,800,000	USD	0.07% due 7/23/2014 (f)	14,799,367
19,000,000	USD	0.08% due 7/24/2014 (f)	18,999,029
63,000,000	USD	0.07% due 7/25/2014 (f)	62,997,060
62,400,000	USD	0.1% due 7/29/2014 (f)	62,395,389
25,500,000	USD	0.09% due 7/30/2014 (f)	25,498,151
40,000,000	USD	0.1% due 7/31/2014 (f)	39,996,667
13,400,000	USD	Clorox Co., The, 0.19% due 7/7/2014 (f)	13,399,576
50,000,000	USD	Coca-Cola Co., 0.06% due 7/28/2014 (f)	49,997,750
26,000,000	USD	Coca-Cola Enterprises, Inc., 0.17% due 7/11/2014 (f)	25,998,772
		Consolidated Edison Co. Inc.:
77,900,000	USD	0.19% due 7/8/2014 (f)	77,897,122
17,600,000	USD	0.19% due 7/10/2014 (f)	17,599,164
50,000,000	USD	0.2% due 7/11/2014 (f)	49,997,222
20,000,000	USD	0.2% due 7/14/2014 (f)	19,998,556
32,700,000	USD	0.22% due 7/15/2014 (f)	32,697,202
34,400,000	USD	0.21% due 7/16/2014 (f)	34,396,990
55,400,000	USD	Danaher Corp., 0.09% due 7/10/2014 (f)	55,398,754
		Devon Energy Corp.:
25,000,000	USD	0.18% due 7/1/2014 (f)	25,000,000

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2014

Principal
Amount		Description	Fair Value

Commercial Paper — 34.7% (continued)
20,000,000	USD	0.18% due 7/14/2014 (f)	$19,998,700
20,000,000	USD	0.19% due 7/17/2014 (f)	19,998,311
		E.I. Du Pont de Nemours & Co.:
65,000,000	USD	0.08% due 7/9/2014 (f)	64,998,845
21,000,000	USD	0.07% due 7/17/2014 (f)	20,999,347
20,000,000	USD	0.07% due 7/18/2014 (f)	19,999,339
70,000,000	USD	0.08% due 7/22/2014 (f)	69,996,733
40,000,000	USD	0.06% due 7/23/2014 (f)	39,998,533
65,000,000	USD	0.08% due 7/29/2014 (f)	64,995,956
30,300,000	USD	Florida Power & Light Co., 0.13% due 7/3/2014	30,299,781
19,000,000	USD	GDF Suez SA, 0.13% due 7/9/2014 (f)	18,999,451
		Google Inc.:
78,300,000	USD	0.04% due 7/8/2014 (f)	78,299,391
30,000,000	USD	0.04% due 7/9/2014 (f)	29,999,733
27,200,000	USD	0.05% due 7/10/2014 (f)	27,199,660
60,000,000	USD	0.04% due 7/16/2014 (f)	59,999,000
		Henkel Corp.:
72,600,000	USD	0.11% due 7/10/2014 (f)	72,598,004
18,600,000	USD	0.13% due 7/21/2014 (f)	18,598,657
48,000,000	USD	0.14% due 7/24/2014 (f)	47,995,707
80,000,000	USD	Johnson & Johnson, 0.05% due 7/1/2014 (f)	80,000,000
	USD	L’Oréal USA Inc.:
31,000,000	USD	0.06% due 7/14/2014 (f)	30,999,328
8,600,000	USD	0.06% due 7/16/2014 (f)	8,599,785
26,000,000	USD	0.07% due 7/17/2014 (f)	25,999,191
28,700,000	USD	0.05% due 7/22/2014 (f)	28,699,163
38,000,000	USD	0.07% due 7/23/2014 (f)	37,998,374
		Monsanto Co.:
9,000,000	USD	0.23% due 7/9/2014 (f)	8,999,540
47,400,000	USD	0.23% due 7/11/2014 (f)	47,396,972
50,000,000	USD	0.24% due 7/17/2014 (f)	49,994,667
45,000,000	USD	0.25% due 8/1/2014 (f)	44,990,313
		Nestlé Finance International Ltd.:
40,000,000	USD	0.06% due 7/7/2014	39,999,600
50,000,000	USD	0.06% due 7/9/2014	49,999,333
30,000,000	USD	0.06% due 7/10/2014	29,999,550
30,000,000	USD	0.08% due 7/16/2014	29,999,000
13,300,000	USD	0.08% due 7/17/2014	13,299,527
16,800,000	USD	0.08% due 7/21/2014	16,799,253
50,000,000	USD	0.08% due 7/23/2014	49,997,556
18,000,000	USD	0.07% due 7/24/2014	17,999,195
25,000,000	USD	Philip Morris International Inc., 0.04% due 8/6/2014 (f)	24,999,000
		Praxair Inc.:
9,600,000	USD	0.07% due 7/17/2014	9,599,701
47,600,000	USD	0.06% due 7/21/2014	47,598,413
15,400,000	USD	0.06% due 7/22/2014	15,399,461
		Procter & Gamble Co.:
50,000,000	USD	0.05% due 7/10/2014 (f)	49,999,375
50,000,000	USD	0.05% due 7/11/2014 (f)	49,999,306
50,000,000	USD	0.07% due 7/23/2014 (f)	49,997,861
21,000,000	USD	0.06% due 7/24/2014 (f)	20,999,195
63,400,000	USD	0.07% due 8/6/2014 (f)	63,395,562

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2014

Principal
Amount		Description	Fair Value

Commercial Paper — 34.7% (continued)
25,000,000	USD	0.08% due 8/25/2014 (f)	$24,996,944
20,600,000	USD	Reed Elsevier Plc, 0.2% due 7/7/2014 (f)	20,599,313
		Roche Holding Inc.:
18,500,000	USD	0.06% due 7/21/2014 (f)	18,499,383
25,000,000	USD	0.07% due 8/7/2014 (f)	24,998,201
50,000,000	USD	0.08% due 8/7/2014 (f)	49,995,889
25,000,000	USD	0.07% due 8/12/2014 (f)	24,997,958
		Siemens Capital Co., LLC:
42,400,000	USD	0.06% due 7/9/2014 (f)	42,399,435
60,000,000	USD	0.09% due 7/24/2014 (f)	59,996,550
114,900,000	USD	0.08% due 7/28/2014 (f)	114,893,106
		United Parcel Service, Inc.:
47,000,000	USD	0.05% due 7/2/2014 (f)	46,999,935
29,300,000	USD	0.015% due 7/8/2014 (f)	29,299,915
50,000,000	USD	0.02% due 7/11/2014 (f)	49,999,722
50,000,000	USD	0.015% due 7/15/2014 (f)	49,999,708
5,000,000	USD	0.02% due 8/1/2014 (f)	4,999,914
50,000,000	USD	0.04% due 8/1/2014 (f)	49,998,278
50,000,000	USD	0.04% due 8/4/2014 (f)	49,998,111
45,000,000	USD	0.01% due 8/5/2014 (f)	44,999,563
50,000,000	USD	0.01% due 8/7/2014 (f)	49,999,486
		Wal-Mart Stores, Inc.:
19,300,000	USD	0.06% due 7/7/2014 (f)	19,299,807
60,000,000	USD	0.06% due 7/31/2014 (f)	59,997,000
100,000,000		Walt Disney Co., 0.06% due 8/29/2014 (f)	99,990,167

			3,567,444,686

Treasury Bills — 0.3%
34,338,000	USD	United States Treasury Bill, due 9/4/2014 (j)	34,336,901

		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $3,601,780,821)	3,601,781,587

		TOTAL INVESTMENTS — 100.3% (Cost — $8,628,298,739)	10,319,981,706
		Liabilities In Excess of Other Assets — (0.3)%	(26,322,752)

		TOTAL NET ASSETS — 100.0%	$10,293,658,954

Schedule of Written Call Options – (0.0%)
		Expiration	Strike	Fair
Contracts	Description	Date	Price	Value

(350)	Laredo Petroleum, Inc.	1/17/2015	$30.00	$(129,500)

	Total Written Call Options
	(Premiums received — $124,235)			$(129,500)

Schedule of Written Put Options – (0.0%)
		Expiration	Strike	Fair
Contracts	Description	Date	Price	Value

(2,289)	Apple, Inc.	1/17/2015	$61.43	$(40,058)
(2,954)	Apple, Inc.	1/17/2015	62.86	(60,557)

	Total Written Put Options
	(Premiums received — $5,976,952)			$(100,615)

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2014

The IVA Worldwide Fund had the following open forward foreign currency contracts at June 30, 2014:

		SETTLEMENT
FOREIGN		DATES	LOCAL CURRENCY	USD	USD VALUE AT	NET UNREALIZED
CURRENCY	COUNTERPARTY	THROUGH	AMOUNT	EQUIVALENT	JUNE 30, 2014	DEPRECIATION

Contracts to Sell:
euro	State Street Bank & Trust Co.	09/04/2014 EUR	384,388,000	$523,056,299	$526,469,446	$(3,413,147)
Japanese yen	State Street Bank & Trust Co.	09/04/2014 JPY	55,163,200,000	540,117,785	544,775,492	(4,657,707)
South Korean won	State Street Bank & Trust Co.	07/07/2014 KRW	105,444,000,000	102,989,128	104,197,108	(1,207,980)

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts						$(9,278,834)

Abbreviations used in this schedule:

ADR	—	American Depositary Receipt
EUR	—	euro
JPY	—	Japanese yen
KRW	—	South Korean won
SGD	—	Singapore dollar
TWD	—	Taiwan dollar
USD	—	United States dollar

(a)	Security is deemed illiquid. As of June 30, 2014, the value of these illiquid securities amounted to 1.8% of total net assets.
(b)	Issuer of the security is an affiliate of the IVA Worldwide Fund as defined by the Investment Company Act of 1940. An affiliate is deemed as a company in which the IVA Worldwide Fund indirectly or directly has ownership of at least 5% of the company's outstanding voting securities. See Schedule of Affiliates below for additional information.

Schedule of Affiliates
	SHARES
	HELD AT	SHARE	SHARE	SHARES HELD AT	FAIR VALUE AT	REALIZED	DIVIDEND
SECURITY	SEPTEMBER 30, 2013	ADDITIONS	REDUCTIONS	JUNE 30, 2014	JUNE 30, 2014	GAIN/(LOSS)	INCOME*

Cosel Co., Ltd.	2,535,700	—	427,500	2,108,200	$27,761,106	$(1,140,356)	$466,267
DeVry Education
Group Inc. **	1,847,155	1,555,770	—	3,402,925	144,079,845	—	1,031,369
Icom Inc.	944,700	—	—	944,700	23,266,635	—	169,278
Miura Co., Ltd.	3,128,504	—	—	3,128,504	106,851,822	—	937,035
Net 1 U.E.P.S.
Technologies Inc.	6,006,359	—	—	6,006,359	68,352,365	—	—
Spansion, Inc.,
Class ‘A’***	3,645,033	—	1,959,079	1,685,954	—	14,596,477	—

Total					$370,311,773	$13,456,121	$2,603,949

* Dividend income is net of withholding taxes.
** Non-affiliated at September 30, 2013.
*** Non-affiliated at June 30, 2014.

(c)	Non-income producing investment.
(d)	All or a portion of this security is subject to written call option assignment which would result in the sale of the security at a strike price determined by the option contract.
(e)	Cumulative redeemable preferred stock. The date shown represents the first optional call date.
(f)	Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 (the “1933 Act”). Any resale of these securities must generally be effected through a sale that is registered under the 1933 Act or otherwise exempted from such registration requirements.
(g)	Fixed-to-float perpetual bond. The security has no maturity date. The date shown represents the next call date.
(h)	Senior unsecured note. The first call date is April 15, 2017.
(i)	Variable rate security. The interest rate shown reflects the rate currently in effect.
(j)	This security is held at the custodian as collateral for written put options. As of June 30, 2014, portfolio securities valued at $34,336,901 were segregated to cover collateral requirements.

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2014

Sector Allocation (As a Percent of Total Net Assets)

Technology	11.2%
Consumer Discretionary	9.8%
Holding Company	7.1%
Energy	7.1%
Consumer Staples	6.7%
Industrials	6.3%
Sovereign Government Bonds	4.0%
Financials	3.8%
Health Care	3.7%
Gold	3.1%
Utilities	0.9%
Telecommunication Services	0.8%
Materials	0.7%
Real Estate	0.1%
Short-Term Investments	35.0%
Other^	(0.3%)

^ Other represents unrealized gains and losses on written options, forward foreign currency contracts and other assets and liabilities.

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2014

Shares	Description	Fair Value

COMMON STOCKS — 58.9%
Argentina — 0.0%
871	Nortel Inversora SA, Series ‘B’, ADR	$22,202

Australia — 0.1%
1,337,089	Programmed Maintenance Services Ltd.	3,542,869

Belgium — 0.4%
125,166	Sofina SA	14,544,142

China — 3.1%
39,557,030	Clear Media Ltd. (a)(b)	37,870,712
18,220,000	Digital China Holdings Ltd.	16,432,416
29,472,000	Phoenix Satellite Television Holdings Ltd.	10,989,637
106,273,000	Springland International Holdings Ltd.	42,232,767
6,100,000	Uni-President China Holdings Ltd.	4,682,984

		112,208,516

Finland — 0.5%
421,710	Kesko Oyj, ‘B’ Shares	16,670,913

France — 14.1%
1,309,037	Alten SA	62,207,489
167,956	Altran Technologies SA	1,794,091
44,795	Bolloré SA	29,074,120
272,838	Cap Gemini SA	19,464,412
330,833	Carrefour SA	12,204,082
517,541	CNP Assurances	10,743,423
265,273	Danone SA	19,702,050
693,218	Eutelsat Communications SA	24,086,549
29,886	Financière de l’Odet SA (a)	42,150,596
502,462	Financière Marc de Lacharriere SA (a)	40,111,645
1,774,974	GDF Suez SA	48,864,648
45,910	ID Logistics Group SA (c)	4,099,399
5,900	Robertet SA-CI (a)	985,218
74,220	Robertet SA (a)	17,378,639
297,144	Séché Environnement SA	10,904,367
271,086	Securidev SA (a)(b)	14,836,790
2,181,095	Societe d’Edition de Canal Plus	18,516,759
276,857	Sodexo SA	29,778,334
223,925	Teleperformance SA	13,722,803
490,447	Thales SA	29,666,570
617,155	Total SA, ADR	44,558,591
500,566	Vivendi SA	12,248,548

		507,099,123

Germany — 0.7%
196,582	Siemens AG	25,962,391

Hong Kong — 3.3%
19,800,000	APT Satellite Holdings Ltd.	29,225,846
4,875,000	Asia Satellite Telecommunications Holdings Ltd. (a)	18,461,144
44,311,761	Hongkong & Shanghai Hotels Ltd. (a)	63,119,561
14,804,000	Midland Holdings Ltd. (c)	7,449,370

		118,255,921

India — 0.8%
419,298	Bajaj Holdings and Investment Ltd.	8,818,887
1,013,177	Dewan Housing Finance Corp. Ltd.	6,098,940

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2014

Shares	Description	Fair Value

India — 0.8% (continued)
29,719,091	South Indian Bank Ltd.	$15,614,320

		30,532,147

Indonesia — 0.4%
259,856,000	PT Bank Bukopin Tbk	13,699,705

Japan — 18.4%
315,000	Arcs Co. Ltd.	6,657,273
863,600	As One Corp.	26,810,345
10,805,000	Astellas Pharma Inc.	141,961,947
1,234,200	Azbil Corp.	31,590,549
60,900	The Bank of Okinawa Ltd.	2,633,059
738,600	Benesse Holdings Inc.	32,043,305
1,261,400	Cosel Co., Ltd. (a)	16,610,311
919,500	Daiichikosho Co., Ltd.	26,394,610
153,700	Earth Chemical Co., Ltd.	5,917,082
1,499,600	Hi Lex Corp.	41,418,299
684,100	Icom Inc. (a)	16,848,423
349,340	Kose Corp.	13,345,302
95,400	Medikit Co., Ltd. (a)	2,811,006
174,500	Meitec Corp.	5,443,167
1,537,276	Miura Co., Ltd.	52,504,565
254,500	Nifco Inc.	8,491,289
741,500	Nitto Kohki Co., Ltd.	15,202,562
843,100	NTT DoCoMo, Inc.	14,414,384
428,000	Okinawa Cellular Telephone Co.	11,529,658
314,800	Pola Orbis Holdings Inc.	12,709,462
1,259,200	San-A Co., Ltd.	38,159,459
288,400	Sankyo Co., Ltd.	11,088,475
289,700	Secom Co., Ltd.	17,701,426
10,600	Secom Joshinetsu Co., Ltd.	282,513
429,775	Shingakukai Co., Ltd.	1,607,865
306,950	Shofu Inc.	2,805,742
4,500	SK Kaken Co., Ltd.	327,378
146,400	Sugi Holdings Co., Ltd.	6,676,551
197,500	Techno Medica Co., Ltd.	4,616,554
2,684,800	Toho Co., Ltd.	62,969,101
521,700	Transcosmos Inc.	11,200,804
4,478,300	Yahoo Japan Corp.	20,688,460

		663,460,926

Malaysia — 2.7%
75,600,000	Genting Malaysia Berhad	98,885,083

Mexico — 0.1%
266,115	Corporativo Fragua, SAB de CV (a)	4,898,723

Netherlands — 0.1%
20,162	Hal Trust NV	3,071,371

Norway — 0.4%
1,741,650	Orkla ASA	15,517,362

Singapore — 1.2%
6,304,920	Haw Par Corp. Ltd. (a)	43,232,870

South Africa — 0.9%
2,725,972	Net 1 U.E.P.S. Technologies Inc. (b)(c)	31,021,561

South Korea — 5.0%
138,498	E-Mart Co., Ltd.	31,756,806

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2014

Shares		Description	Fair Value

South Korea — 5.0% (continued)
79,398		Fursys Inc.	$2,397,321
1,472,960		Kangwon Land, Inc.	43,236,719
14,323		Lotte Chilsung Beverage Co., Ltd.	24,886,177
11,671		Lotte Confectionery Co., Ltd.	22,285,404
41,534		Samsung Electronics Co., Ltd.	54,267,590

			178,830,017

Switzerland — 5.1%
23,288		APG SGA SA	7,615,607
1,886,115		Nestlé SA	146,116,487
55,573		Schindler Holding AG	8,447,497
1,232,351		UBS AG	22,609,777

			184,789,368

Taiwan — 0.1%
984,000		Taiwan Secom Co., Ltd.	2,560,681

United Kingdom — 1.3%
1,016,165		Avanti Communications Group Plc (c)	4,399,833
4,253,560		Millennium & Copthorne Hotels Plc	42,366,933

			46,766,766

United States — 0.2%
485,934		News Corp., Class ‘B’ (c)	8,479,548

		TOTAL COMMON STOCKS
		(Cost — $1,599,159,437)	2,124,052,205

PREFERRED STOCKS — 0.0%
Switzerland — 0.0%
42,664		UBS Preferred Funding Trust IV, Series ‘D’, 0.852% due 7/30/2014 (d)	834,935

		TOTAL PREFERRED STOCKS
		(Cost — $684,965)	834,935

Principal
Amount

CORPORATE NOTES & BONDS — 6.0%
France — 3.2%
		Wendel:
23,950,000	EUR	4.875% due 5/26/2016 (e)	34,975,592
36,400,000	EUR	4.375% due 8/9/2017	53,829,933
17,600,000	EUR	6.75% due 4/20/2018	28,317,130

			117,122,655

Norway — 1.4%

8,673,901	USD	Golden Close Maritime Corp. Ltd., 11% due 12/9/2015 (a)	9,080,490
		Stolt-Nielsen Ltd. SA:
107,500,000	NOK	6.57% due 6/22/2016 (a)(f)	18,423,890
77,500,000	NOK	6.58% due 3/19/2018 (a)(f)	13,519,242
62,000,000	NOK	6.86% due 9/4/2019 (a)(f)	11,017,550

			52,041,172

Singapore — 0.4%
7,750,000	SGD	DBS Capital Funding II Corp., 5.75% due 6/15/2018 (g)	6,700,216
8,250,000	SGD	United Overseas Bank Ltd., 4.9% due 7/23/2018 (g)	6,916,086

			13,616,302

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2014

Principal
Amount		Description	Fair Value

Switzerland — 0.3%
4,400,000	EUR	UBS AG, 7.152% due 12/21/2017 (g)	$6,883,774
4,338,000	USD	UBS Preferred Funding Trust V, 6.243% due 5/15/2016 (g)	4,636,237

			11,520,011

United Kingdom — 0.4%
12,136,000	USD	Avanti Communications Group Plc, 10% due 10/1/2019 (e)	12,924,840

United States — 0.3%
8,622,000	USD	Intelsat Luxembourg SA, 7.75% due 6/1/2021	9,160,875

		TOTAL CORPORATE NOTES & BONDS
		(Cost — $193,116,395)	216,385,855

SOVEREIGN GOVERNMENT BONDS — 6.2%
Singapore — 6.0%
		Government of Singapore:
54,506,000	SGD	3.625% due 7/1/2014	43,713,209
77,839,000	SGD	2.875% due 7/1/2015	64,031,988
75,564,000	SGD	3.75% due 9/1/2016	65,042,733
53,067,000	SGD	2.375% due 4/1/2017	44,898,580

			217,686,510

Taiwan — 0.2%
171,000,000	TWD	Government of Taiwan, 2% due 7/20/2015	5,819,647

		TOTAL SOVEREIGN GOVERNMENT BONDS
		(Cost — $220,030,980)	223,506,157

Ounces

COMMODITIES — 3.1%
84,889		Gold Bullion (c)	112,837,283

		TOTAL COMMODITIES
		(Cost — $126,995,349)	112,837,283

Principal
Amount

SHORT-TERM INVESTMENTS — 27.3%
Commercial Paper — 27.3%

28,700,000	USD	American Honda Finance Corp., 0.08% due 7/15/2014	28,699,107
		Apple Inc.:
7,900,000	USD	0.05% due 7/15/2014 (e)	7,899,846
20,000,000	USD	0.07% due 7/29/2014 (e)	19,998,911
		BASF SE:
16,600,000	USD	0.07% due 7/23/2014 (e)	16,599,290
20,000,000	USD	0.07% due 7/25/2014 (e)	19,999,067
20,500,000	USD	0.09% due 7/30/2014 (e)	20,498,514
		Consolidated Edison Co. Inc.:
20,000,000	USD	0.2% due 7/7/2014 (e)	19,999,333
41,100,000	USD	0.19% due 7/8/2014 (e)	41,098,482
11,900,000	USD	0.19% due 7/10/2014 (e)	11,899,435
29,000,000	USD	0.2% due 7/11/2014 (e)	28,998,389
25,000,000	USD	0.22% due 7/15/2014 (e)	24,997,861
5,400,000	USD	0.21% due 7/16/2014 (e)	5,399,528
5,000,000	USD	Devon Energy Corp., 0.18% due 7/14/2014 (e)	4,999,675
		E.I. Du Pont de Nemours & Co.:
20,000,000	USD	0.07% due 7/10/2014 (e)	19,999,650

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2014

Principal
Amount		Description	Fair Value

Commercial Paper — 27.3% (continued)
15,000,000	USD	0.07% due 7/17/2014 (e)	$14,999,533
25,500,000	USD	0.07% due 7/23/2014 (e)	25,498,909
4,500,000	USD	Electricité de France SA, 0.06% due 7/25/2014 (e)	4,499,820
28,300,000	USD	Florida Power & Light Co., 0.13% due 7/3/2014	28,299,796
5,000,000	USD	GDF Suez SA, 0.13% due 7/9/2014 (e)	4,999,856
		Google Inc.:
31,900,000	USD	0.04% due 7/8/2014 (e)	31,899,752
27,800,000	USD	0.05% due 7/10/2014 (e)	27,799,652
30,000,000	USD	0.04% due 7/16/2014 (e)	29,999,500
30,400,000	USD	0.04% due 7/29/2014 (e)	30,399,054
		Henkel Corp.:
27,400,000	USD	0.11% due 7/10/2014 (e)	27,399,247
45,000,000	USD	0.13% due 7/21/2014 (e)	44,996,750
20,000,000	USD	Johnson & Johnson, 0.05% due 7/1/2014 (e)	20,000,000
		L’Oréal USA Inc.:
6,000,000	USD	0.06% due 7/16/2014 (e)	5,999,850
7,000,000	USD	0.05% due 7/22/2014 (e)	6,999,796
		Monsanto Co.:
32,900,000	USD	0.23% due 7/11/2014 (e)	32,897,898
15,000,000	USD	0.25% due 8/1/2014 (e)	14,996,771
		Nestlé Finance International Ltd.:
24,800,000	USD	0.06% due 7/7/2014	24,799,752
20,700,000	USD	0.08% due 7/18/2014	20,699,218
4,000,000	USD	0.08% due 7/21/2014	3,999,822
24,900,000	USD	NetJets Inc., 0.04% due 7/7/2014 (e)	24,899,834
25,000,000	USD	Philip Morris International Inc., 0.04% due 8/11/2014 (e)	24,998,861
5,000,000	USD	Praxair Inc., 0.06% due 7/21/2014	4,999,833
		Procter & Gamble Co.:
15,000,000	USD	0.06% due 7/24/2014 (e)	14,999,425
45,000,000	USD	0.07% due 8/6/2014 (e)	44,996,850
22,000,000	USD	0.08% due 8/25/2014 (e)	21,997,311
		Siemens Capital Co., LLC:
54,800,000	USD	0.06% due 7/9/2014 (e)	54,799,269
30,000,000	USD	0.09% due 7/24/2014 (e)	29,998,275
40,000,000	USD	0.08% due 7/28/2014 (e)	39,997,600
		United Parcel Service, Inc.:
10,500,000	USD	0.015% due 7/8/2014 (e)	10,499,969
5,000,000	USD	0.02% due 8/1/2014 (e)	4,999,914
5,000,000	USD	0.01% due 8/5/2014 (e)	4,999,951
		Wal-Mart Stores, Inc.:
10,000,000	USD	0.06% due 7/7/2014 (e)	9,999,900
20,000,000	USD	0.06% due 7/31/2014 (e)	19,999,000

		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $984,458,056)	984,458,056

		TOTAL INVESTMENTS — 101.5% (Cost — $3,124,445,182)	3,662,074,491
		Liabilities In Excess of Other Assets — (1.5)%	(54,388,887)

		TOTAL NET ASSETS — 100.0%	$3,607,685,604

The IVA International Fund had the following open forward foreign currency contracts at June 30, 2014:

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2014

		SETTLEMENT
FOREIGN		DATES	LOCAL CURRENCY	USD	USD VALUE AT	NET UNREALIZED
CURRENCY	COUNTERPARTY	THROUGH	AMOUNT	EQUIVALENT	JUNE 30, 2014	DEPRECIATION

Contracts to Sell:
Australian dollar	State Street Bank & Trust Co.	09/04/2014 AUD	778,000	$714,469	$730,293	$(15,824)
euro	State Street Bank & Trust Co.	09/04/2014 EUR	230,518,000	313,673,911	315,724,434	(2,050,523)
Japanese yen	State Street Bank & Trust Co.	09/04/2014 JPY	46,798,600,000	458,218,994	462,169,170	(3,950,176)
South Korean won	State Street Bank & Trust Co.	07/07/2014 KRW	52,989,000,000	51,749,011	52,362,396	(613,385)

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts						$(6,629,908)

Abbreviations used in this schedule:
ADR	—	American Depositary Receipt
AUD	—	Australian dollar
CI	—	Investment certificates (non-voting)
EUR	—	euro
JPY	—	Japanese yen
KRW	—	South Korean won
NOK	—	Norwegian krone
SGD	—	Singapore dollar
TWD	—	Taiwan dollar
USD	—	United States dollar

(a)	Security is deemed illiquid. As of June 30, 2014, the value of these illiquid securities amounted to 10.3% of total net assets.
(b)	Issuer of the security is an affiliate of the IVA International Fund as defined by the Investment Company Act of 1940. An affiliate is deemed as a company in which the IVA International Fund indirectly or directly has ownership of at least 5% of the company’s outstanding voting securities. See Schedule of Affiliates below for additional information.

Schedule of Affiliates
	SHARES
	HELD AT	SHARE	SHARE	SHARES HELD AT	FAIR VALUE AT	REALIZED	DIVIDEND
SECURITY	SEPTEMBER 30, 2013	ADDITIONS	REDUCTIONS	JUNE 30, 2014	JUNE 30, 2014	GAIN/(LOSS)	INCOME*

Clear Media Ltd.	39,557,030	—	—	39,557,030	$37,870,712	—	$765,329
Net 1 U.E.P.S.
Technologies Inc.	2,720,423	5,549	—	2,725,972	31,021,561	—	—
Securidev SA	226,778	44,308	—	271,086	14,836,790	—	546,209

Total					$83,729,063	—	$1,311,538

* Dividend income is net of withholding taxes.

(c)	Non-income producing investment.
(d)	Floating rate perpetual preferred stock. The rate shown reflects the rate currently in effect. The security has no maturity date. The date shown reflects the next call date.
(e)	Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 (the “1933 Act”). Any resale of these securities must generally be effected through a sale that is registered under the 1933 Act or otherwise exempted from such registration requirements.
(f)	Variable rate security. The interest rate shown reflects the rate currently in effect.
(g)	Fixed-to-float perpetual bond. The security has no maturity date. The date shown represents the next call date.

Sector Allocation (As a Percent of Total Net Assets)

Consumer Discretionary	16.9%
Consumer Staples	10.0%
Industrials	9.0%
Technology	7.8%
Sovereign Government Bonds	6.2%
Health Care	6.2%
Financials	4.3%
Holding Company	4.1%
Gold	3.1%
Telecommunication Services	3.1%
Energy	1.5%

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2014

Utilities	1.3%
Materials	0.7%
Short-Term Investments	27.3%
Other^	(1.5%)

^ Other represents unrealized gains and losses on forward foreign currency contracts and other assets and liabilities.

See Notes to Schedule of Investments.

Notes to Schedules of Investments (unaudited)	IVA Funds

Note 1 - Organization and Significant Accounting Policies

IVA Fiduciary Trust (the “Trust”) consists of the IVA Worldwide Fund (the “Worldwide Fund”) and IVA International Fund (the “International Fund”) (each, a “Fund” and, together, the “Funds”). The Worldwide Fund and the International Fund are each a diversified investment portfolio of the Trust, an open-end series management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and organized as a Massachusetts business trust. The Funds commenced investment operations on October 1, 2008. The Worldwide Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world, including U.S. markets. The International Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world.

The following are significant accounting policies followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation of the Funds. The net asset value per share (“NAV”) of a Fund’s shares of a particular class is calculated each day that the New York Stock Exchange (“NYSE”) is open.

Listed equity securities are generally valued at the last sale price on the exchange that is the primary market for such securities. Equity securities listed on the NASDAQ Stock Exchange (“NASDAQ”) are generally valued using the NASDAQ Official Closing Price (“NOCP”). If no sales or NOCPs are reported during the day, equity securities are generally valued at the mean of the last available bid and asked quotations on the exchange or market on which the security is primarily traded, or using other market information obtained from a quotation reporting system, established market makers, or pricing services. If there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long and short positions, respectively. Over-the-counter (“OTC”) equity securities not listed on NASDAQ are generally valued at the mean of the last available bid and asked quotations on the market on which the security is primarily traded, or using other market information obtained from a quotation reporting system, established market makers or pricing services. If there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively.

Exchange-traded options are generally valued at the NBBO (National Best Bid and Offer from participant exchanges) reported by the Options Price Reporting Authority. Exchange traded options may also be valued at the mean of the bid and asked quotations on an exchange at closing. OTC options not traded on an exchange are valued at the mean of the bid and asked quotations. If there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short options, respectively.

Precious metals, including gold bullion, are valued at the spot price at the time trading on the NYSE closes (normally 4:00 p.m. E.S.T.).

Debt securities (except for short-term investments having a maturity of 60 days or less as described below) for which market quotations are readily available are valued at the mean between the last bid and asked prices received from dealers in the OTC market in the U.S. or abroad, except that when no asked price is available, debt securities are valued at the last bid price alone. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Forward foreign currency contracts are valued at the current cost of offsetting such contracts.

The value of any investment that is listed or traded on more than one exchange or market is based on the exchange or market determined by International Value Advisers, LLC (the “Adviser”) to be the primary trading venue for that investment. A quotation from the exchange or market deemed by the Adviser to be the secondary trading venue for a particular investment may be relied upon in instances where a quotation is not available on the primary exchange or market.

The Board of Trustees of the Trust (the “Board”) has established a Pricing and Fair Valuation Committee (the “Committee”) comprised of officers of the Adviser to which it has delegated the responsibility for overseeing the implementation of the Funds’ valuation procedures and fair value determinations made on behalf of the Board. The Committee may determine that

Notes to Schedules of Investments (unaudited)	IVA Funds

market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Committee may determine that there has been a significant decrease in the volume and level of activity for an asset or liability whereby transactions or quoted prices may not be determinative of fair value. The Committee may determine the fair value of investments based on information provided by pricing services and other third parties, including broker-dealers and other market intermediaries, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. For securities that do not trade during NYSE hours or securities for which there is a foreign market holiday when the NYSE is open, fair valuation determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities or baskets of foreign securities. Fair value pricing may require subjective determinations about the value of an asset or liability. Fair values used to determine the Funds’ NAVs may differ from quoted or published prices, or from prices that are used by others, for the same investments. The use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Funds.

Fair Value Measurement. The Funds adhere to Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 820-10-65 (“ASC 820-10-65”), Fair Value Measurements and Disclosures and Accounting Standards Update No. 2011-04, Fair Value Measurement and Disclosures – Amendments to Achieve Common Fair Value Measurement Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (ASU 2011 – 04). ASC 820-10-65 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ assets and liabilities, and requires additional disclosure about fair value. ASU 2011-04 provides for the disclosure of any transfers between Level 1, Level 2 and Level 3 investments. The hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical investments

•
Level 2 – other significant observable inputs (including quoted prices for similar or identical investments, amortized cost, interest rates, prepayment speeds, credit risk, other observable market data, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The following is a summary of the inputs used in valuing the Worldwide Fund’s assets and liabilities at fair value:

	Quoted Prices in	Other
	Active Markets	Significant	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
ASSETS	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks:
Foreign	$2,826,402,419	—	—	$2,826,402,419
United States	2,430,952,412	—	—	2,430,952,412
Preferred stocks	116,230,761	—	—	116,230,761
Corporate notes & bonds	9,525,357	$609,251,995	—	618,777,352
Sovereign government bonds	—	410,312,704	—	410,312,704
Commodities	315,524,471	—	—	315,524,471
Short-term investments	—	3,601,781,587	—	3,601,781,587

Total assets	$5,698,635,420	$4,621,346,286	—	$10,319,981,706

LIABILITIES

Unrealized depreciation on open
forward foreign currency
contracts	—	$(9,278,834)	—	$(9,278,834)

Notes to Schedules of Investments (unaudited)	IVA Funds

Written options	$(230,115)	—	—	(230,115)

Total liabilities	$(230,115)	$(9,278,834)	—	$(9,508,949)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At June 30, 2014, the Worldwide Fund had transfers of $9,525,357 from Level 2 to Level 1 as a result of the Fund using a last sale price. For the period ended June 30, 2014 and the year ended September 30, 2013, there were no Level 3 assets or liabilities held in the Worldwide Fund.

The following is a summary of the inputs used in valuing the International Fund’s assets and liabilities at fair value:

	Quoted Prices in	Other
	Active Markets	Significant	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
ASSETS	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks:
Foreign	$2,109,361,338	$6,211,319	—	$2,115,572,657
United States	8,479,548	—	—	8,479,548
Preferred stock	834,935	—	—	834,935
Corporate notes & bonds	—	216,385,855	—	216,385,855
Sovereign government bonds	—	223,506,157	—	223,506,157
Commodities	112,837,283	—	—	112,837,283
Short-term investments	—	984,458,056	—	984,458,056

Total assets	$2,231,513,104	$1,430,561,387	—	$3,662,074,491

LIABILITIES

Unrealized depreciation on open
forward foreign currency
contracts	—	$(6,629,908)	—	$(6,629,908)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At June 30, 2014, the International Fund had transfers of $5,226,101 from Level 1 to Level 2 as a result of the use of quoted prices in the absence of last sale prices. In addition, the International Fund had transfers of $282,513 from Level 2 to Level 1 as a result of the Fund using last sale prices. For the period ended June 30, 2014 and the year ended September 30, 2013, there were no Level 3 assets or liabilities held in the International Fund.

Foreign Currency Translation. Portfolio securities and other assets and liabilities initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

Portfolio Transactions. Portfolio transactions are recorded on a trade date basis.

Forward Foreign Currency Contracts.  Each Fund engages in buying and selling forward foreign currency contracts to seek to manage the exposure of investments denominated in non-U.S. currencies against fluctuations in relative value. A forward foreign currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, at a price set at the time of the contract.

Notes to Schedules of Investments (unaudited)	IVA Funds

Options Transactions. During the period ended June 30, 2014, the Worldwide Fund had written covered puts and calls on equity securities. Each Fund may write call options to seek to enhance investment return or to hedge against declines in the prices of portfolio securities or may write put options to hedge against increases in the prices of securities which it intends to purchase. A call option is covered if a Fund holds, on a share-for-share basis, either the underlying shares or a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written (or greater than the exercise price of the call written if the difference is maintained by a Fund in cash, treasury bills or other high grade short-term obligations in a segregated account with its custodian). A put option is covered if a Fund maintains cash, treasury bills or other high grade short-term obligations with a value equal to the exercise price in a segregated account with its custodian, or holds on a share-for-share basis a put on the same equity security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written, or lower than the exercise price of the put written if the difference is maintained in a segregated account with its custodian.

Foreign Investment Risk. Each Fund invests in foreign investments. Foreign investments can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. Since foreign exchanges may be open on days when a Fund does not price its shares, the value of the investments in such Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Note 2 - Investments

The cost basis of investments for federal income tax purposes is substantially similar to the cost basis under U.S. GAAP. The following information is as of June 30, 2014.

	Worldwide Fund	International Fund

Cost basis of investments	$8,628,298,739	$3,124,445,182

Gross unrealized appreciation	$1,759,206,239	$573,801,918

Gross unrealized depreciation	(67,523,272)	(36,172,609)

Net unrealized appreciation	$1,691,682,967	$537,629,309

For the period ended June 30, 2014, written options transactions for the Worldwide Fund were as follows:

	Number of Contracts	Premiums

Written Options, outstanding September 30, 2013	(5,243)	$(5,976,952)
Options written	(350)	(124,235)
Options exercised	—	—
Options expired	—	—

Written Options, outstanding June 30, 2014	(5,593)	$(6,101,187)

Notes to Schedules of Investments (unaudited)	IVA Funds

Note 3 - Derivative Instruments and Hedging Activities

The Funds enter into transactions involving derivative financial instruments in connection with their investing activities. During the period ended June 30, 2014, these instruments included written put and call options and forward foreign currency contracts. These instruments are subject to various risks similar to non-derivative instruments including market, credit and liquidity risks.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in investments. Specifically, derivative instruments expose a Fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, a Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, a Fund will succeed in enforcing them. During the period ended June 30, 2014, the Funds had exposure to OTC derivatives in the form of forward foreign currency contracts.

The Funds adhere to FASB Accounting Standards Codification 815-10-50 (“ASC 815-10-50”), Derivative Instruments and Hedging Activities. ASC 815-10-50 requires enhanced disclosure about a Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on a Fund’s financial positions, performance and cash flow.

The following summary for each Fund is grouped by risk type and provides information about the fair value of derivatives at June 30, 2014.

Worldwide Fund

Risk-Type Category	Type of Derivative Contract	Fair Value

Foreign exchange	Open forward foreign currency contracts	$(9,278,834)
Equity	Written options	(230,115)

Total		$(9,508,949)

International Fund

Risk-Type Category	Type of Derivative Contract	Fair Value

Foreign exchange	Open forward foreign currency contracts	$(6,629,908)

During the period ended June 30, 2014, the Worldwide Fund had average notional values of $1,019,314,788 and $32,734,117 on open forward foreign currency contracts to sell and written options, respectively.

During the period ended June 30, 2014, the International Fund had an average notional value of $678,064,623 on open forward foreign currency contracts to sell.

Item 2.	Controls and Procedures.

(a)       Within 90 days of the filing date of this Form N-Q, Michael W. Malafronte, the registrant’s President and Principal Executive Officer, and Stefanie J. Hempstead, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Malafronte and Ms. Hempstead determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b)       There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IVA FIDUCIARY TRUST

By:	/s/ Michael W. Malafronte
Michael W. Malafronte
President and Principal Executive Officer

Date:	August 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Malafronte
Michael W. Malafronte
President and Principal Executive Officer

Date:	August 28, 2014

By:	/s/ Stefanie J. Hempstead
Stefanie J. Hempstead
Treasurer and Principal Financial Officer

Date:	August 28, 2014